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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Prides Capital Partners, L.L.C.
Address: 200 High Street; Suite 700
         Boston, MA 02110

Form 13F File Number:     28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:. Murray A. Indick
Title: Managing Member
Phone: 617.778.9200

Signature, Place, and Date of Signing:

   /s/ Murray A. Indick           Boston, MA            February 14, 2007
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total: $357,884 (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number                Name
---      ----------------------------------  --------------------------------
________ 28-______________________           ______________________________

                          FORM 13F INFORMATION TABLE
                                See Excel sheet

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
                                                                     SHR or PRN
                                                    Value   Shares/   AMT SH/   PUT/ Investment  Other         Voting   Authority
Name of Issuer            Title of Class   Cusip   (X1000)  PRN AMT     PRN     CALL Discretion Managers Sole  Shared     None
--------------            -------------- --------- ------- --------- ---------- ---- ---------- -------- ---- --------- ---------
A D A M INC..............           COM  00088U108  1,026    168,789     SH            SHARED                   168,789
AMERITRANS CAP CORP......           COM  03073H108  4,829    854,700     SH            SHARED                   854,700
ANGELICA CORP............           COM  034663104  1,419     55,000     SH            SHARED                    55,000
ARK RESTAURANTS CORP.....           COM  040712101 17,889    545,233     SH            SHARED                   545,233
COMPASS DIVERSIFIED TRUST    SH BEN INT  20451Q104 22,545  1,314,579     SH            SHARED                 1,314,579
CONSOLIDATED MERCANTILE
  INC....................           COM  20950N107    503    430,283     SH            SHARED                   430,283
DARLING INTERNATIONAL INC           COM  237266101 21,988  3,990,577     SH            SHARED                 3,990,577
DECORATOR INDUSTRIES INC
  NEW.................... COM PAR $0.20  243631207  2,028    277,900     SH            SHARED                   277,900
EDIETS.COM...............           COM  280597105 38,302  9,871,731     SH            SHARED                 9,871,731
FINLAY ENTERPRISES INC...       COM NEW  317884203 12,561  1,572,190     SH            SHARED                 1,572,190
HANGER ORTHOPEDIC GROUP
  INC....................       COM NEW  41043F208 16,328  2,168,500     SH            SHARED                 2,168,500
HAWK CORP................          CL A  420089104  2,992    250,000     SH            SHARED                   250,000
HEALTHTRONICS INC........           COM  42222L107 34,234  5,140,308     SH            SHARED                 5,140,308
LIONBRIDGE TECHNOLOGIES
  INC....................           COM  536252109  5,521    175,000     SH            SHARED                   175,000
OPTIMAL GROUP INC CL A...      CL A NEW  68388R208  1,127    580,000     SH            SHARED                   580,000
PHOTOMEDEX INC...........           COM  719358103  3,962  3,569,821     SH            SHARED                 3,569,821
POLYAIR INTER PACK INC...           COM  731912101  1,612    862,100     SH            SHARED                   862,100
PRINCETON REVIEW INC.....           COM  742352107  5,323  1,008,273     SH            SHARED                 1,008,273
QC HOLDINGS INC..........           COM  74729T101 40,659  2,547,607     SH            SHARED                 2,547,607
TRUMP ENTERTAINMENT
  RESORTS................           COM  89816T103 33,409  1,831,669     SH            SHARED                 1,831,669
UFP TECHNOLOGIES INC.....           COM  902673102    900    160,212     SH            SHARED                   160,212
VALASSIS COMMUNICATIONS
  INC....................           COM  918866104 31,195  2,151,400     SH            SHARED                 2,151,400
WASTE SERVICES INC.......           COM  941075103 57,532  5,840,875     SH            SHARED                 5,840,875